Variable Interest Entities (VIE) (Details) - Schedule of variable interest entities - Variable Interest Entities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total assets
Total liabilities		¥ 266,901